Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Interest Income
Loans	$ 66,794	$ 61,500	$ 63,960
Mortgage-backed securities	20,827	23,688	32,435
Securities:
Taxable	5,341	1,884	1,319
Tax-exempt	1,839	411	70
Other interest-earning assets	1,018	775	765
Total Interest Income	95,819	88,258	98,549
Interest Expense
Deposits	14,538	14,711	20,272
Borrowings	7,460	7,290	8,097
Total Interest Expense	21,998	22,001	28,369
Net Interest Income	73,821	66,257	70,180
Provision for Loan Losses	3,381	4,464	5,750
Net Interest Income after Provision for Loan Losses	70,440	61,793	64,430
Non-Interest Income
Fees and service charges	2,452	2,541	2,435
Gain on sale of securities	1,517	10,427	47
Gain on sale of loans	80	557	661
Loss on sale and write down of real estate owned	(441)	(775)	(3,330)
Income from bank owned life insurance	2,735	1,966	748
Electronic banking fees and charges	1,160	1,145	957
Miscellaneous	620	527	627
Total Non-Interest Income	8,123	16,388	2,145
Non-Interest Expenses
Salaries and employee benefits	35,774	35,406	33,688
Net occupancy expense of premises	7,031	6,625	6,528
Equipment and systems	8,982	7,596	7,190
Advertising and marketing	1,262	1,002	1,100
Federal deposit insurance premium	2,288	2,166	2,082
Directors' compensation	690	698	678
Merger-related expenses	391
Debt extinguishment expenses		8,688
Miscellaneous	7,740	7,244	7,455
Total Non-Interest Expenses	64,158	69,425	58,721
Income before Income Taxes	14,405	8,756	7,854
Income Taxes	4,217	2,250	2,776
Net Income	$ 10,188	$ 6,506	$ 5,078
Net Income per Common Share (EPS)
Basic	$ 0.16	$ 0.10	$ 0.08
Diluted	$ 0.16	$ 0.10	$ 0.08
Weighted Average Number of Common Shares Outstanding
Basic	65,796	66,152	66,495
Diluted	65,836	66,152	66,495